Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, 2012 and 2011:

	At December 31,
	2012	2011
	(In millions)
Land and land improvements	$98.3	$100.5
Buildings and leasehold improvements	203.4	195.4
Machinery, equipment and other	339.6	311.0
Construction in progress	7.1	15.7

Total	648.4	622.6
Less: Accumulated depreciation	(165.0)	(131.5)

Net property, plant and equipment	$483.4	$491.1